Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	16	$2,727
L3Harris Technologies Inc.	86	16,256
Mercury Systems Inc.(a)(b)	22	1,937
TransDigm Group Inc.(a)	22	13,615
Virgin Galactic Holdings Inc.(a)	27	641

		35,176

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	54	5,069

Airlines — 0.4%
Alaska Air Group Inc.	49	2,548
Southwest Airlines Co.	218	10,161

		12,709

Banks — 10.2%
Associated Banc-Corp.	62	1,057
Bank of America Corp.	3,155	95,628
Bank of Hawaii Corp.	16	1,226
Bank OZK	49	1,532
BOK Financial Corp.	13	890
Citizens Financial Group Inc.	173	6,187
Commerce Bancshares Inc.(b)	43	2,825
Cullen/Frost Bankers Inc.	22	1,919
East West Bancorp. Inc.	57	2,890
Fifth Third Bancorp.	289	7,968
First Citizens BancShares Inc./NC, Class A	3	1,723
First Hawaiian Inc.	53	1,250
First Horizon Corp.	222	2,833
First Republic Bank/CA	70	10,285
FNB Corp.	131	1,245
Huntington Bancshares Inc./OH	410	5,178
KeyCorp	395	6,482
M&T Bank Corp.	52	6,620
PacWest Bancorp.	47	1,194
People’s United Financial Inc.	172	2,224
Pinnacle Financial Partners Inc.	30	1,932
PNC Financial Services Group Inc. (The)	173	25,777
Prosperity Bancshares Inc.	36	2,497
Regions Financial Corp.	390	6,287
Signature Bank/New York NY	21	2,841
Sterling Bancorp./DE	78	1,402
SVB Financial Group(a)(b)	21	8,144
Synovus Financial Corp.	59	1,910
TCF Financial Corp.	61	2,258
Truist Financial Corp.	548	26,266
U.S. Bancorp.	553	25,764
Umpqua Holdings Corp.	89	1,347
Webster Financial Corp.	36	1,517
Wells Fargo & Co.	1,532	46,236
Western Alliance Bancorp.	39	2,338
Wintrust Financial Corp.	23	1,405
Zions Bancorp NA	65	2,824

		321,901

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4	3,977
Constellation Brands Inc., Class A	65	14,238

		18,215

Biotechnology — 2.5%
ACADIA Pharmaceuticals Inc.(a)(b)	45	2,406

Security	Shares	Value

Biotechnology (continued)
Acceleron Pharma Inc.(a)	21	$2,687
Agios Pharmaceuticals Inc.(a)(b)	25	1,083
Bluebird Bio Inc.(a)(b)	27	1,168
Exact Sciences Corp.(a)(b)	60	7,949
Global Blood Therapeutics Inc.(a)(b)	24	1,039
Incyte Corp.(a)(b)	74	6,437
Ionis Pharmaceuticals Inc.(a)	53	2,997
Moderna Inc.(a)(b)	116	12,119
Neurocrine Biosciences Inc.(a)(b)	37	3,547
Regeneron Pharmaceuticals Inc.(a)(b)	40	19,324
Sage Therapeutics Inc.(a)(b)	21	1,817
Sarepta Therapeutics Inc.(a)	31	5,285
Seagen Inc.(a)	52	9,107
United Therapeutics Corp.(a)(b)	18	2,732

		79,697

Building Products — 0.2%
Armstrong World Industries Inc.	19	1,413
AZEK Co. Inc. (The)(a)(b)	29	1,115
Trex Co. Inc.(a)(b)	47	3,935

		6,463

Capital Markets — 3.2%
Ameriprise Financial Inc.	48	9,328
Apollo Global Management Inc.	69	3,380
Ares Management Corp., Class A	39	1,835
Cboe Global Markets Inc.	44	4,097
Charles Schwab Corp. (The)	561	29,755
CME Group Inc.	145	26,397
Eaton Vance Corp., NVS	45	3,057
LPL Financial Holdings Inc.	32	3,335
Raymond James Financial Inc.	50	4,784
T Rowe Price Group Inc.	92	13,928

		99,896

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	17	3,385

Commercial Services & Supplies — 1.5%
ADT Inc.	63	495
Cintas Corp.	36	12,725
IAA Inc.(a)(b)	54	3,509
Republic Services Inc.	85	8,185
Rollins Inc.	90	3,516
Waste Management Inc.	172	20,284

		48,714

Construction Materials — 0.5%
Eagle Materials Inc.	17	1,723
Martin Marietta Materials Inc.	26	7,383
Vulcan Materials Co.	54	8,009

		17,115

Consumer Finance — 1.6%
Ally Financial Inc.	152	5,420
Capital One Financial Corp.	184	18,188
Credit Acceptance Corp.(a)(b)	4	1,385
Discover Financial Services	124	11,226
LendingTree Inc.(a)(b)	5	1,369
OneMain Holdings Inc.	26	1,252
Santander Consumer USA Holdings Inc.	28	617
SLM Corp.	152	1,883
Synchrony Financial	237	8,226

		49,566

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.3%
Packaging Corp. of America	38	$5,241
Westrock Co.	104	4,527

		9,768

Distributors — 0.2%
Pool Corp.(b)	16	5,960

Diversified Consumer Services — 0.5%
Chegg Inc.(a)(b)	49	4,426
frontdoor Inc.(a)(b)	35	1,757
Grand Canyon Education Inc.(a)	19	1,769
H&R Block Inc.	78	1,237
Service Corp. International	68	3,339
Terminix Global Holdings Inc.(a)	54	2,755

		15,283

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	163	4,171
Voya Financial Inc.	51	2,999

		7,170

Diversified Telecommunication Services — 5.9%
AT&T Inc.	2,909	83,663
CenturyLink Inc.	444	4,329
Verizon Communications Inc.	1,690	99,287

		187,279

Electric Utilities — 7.3%
Alliant Energy Corp.	101	5,205
American Electric Power Co. Inc.	202	16,821
Avangrid Inc.	23	1,045
Duke Energy Corp.	299	27,376
Edison International	145	9,109
Entergy Corp.	81	8,087
Evergy Inc.	92	5,107
Eversource Energy	139	12,025
Exelon Corp.	396	16,719
FirstEnergy Corp.	220	6,734
Hawaiian Electric Industries Inc.	43	1,522
IDACORP Inc.	21	2,017
NextEra Energy Inc.	799	61,643
NRG Energy Inc.	99	3,717
OGE Energy Corp.	81	2,581
PG&E Corp.(a)(b)	538	6,703
Pinnacle West Capital Corp.	45	3,598
Southern Co. (The)	430	26,415
Xcel Energy Inc.	214	14,267

		230,691

Electrical Equipment — 0.2%
Acuity Brands Inc.	15	1,816
Hubbell Inc.	22	3,450

		5,266

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	58	7,644

Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	42	973

Entertainment — 0.5%
Madison Square Garden Entertainment Corp.(a)(b)	7	735
Madison Square Garden Sports Corp.(a)	8	1,473
Roku Inc.(a)(b)	45	14,941

		17,149

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 8.2%
Alexandria Real Estate Equities Inc.	55	$9,802
American Campus Communities Inc.	55	2,352
American Homes 4 Rent, Class A	111	3,330
Apartment Income REIT Corp.(a)(b)	60	2,305
Apartment Investment and Management Co., Class A	58	306
Apple Hospitality REIT Inc.	85	1,097
AvalonBay Communities Inc.	57	9,145
Boston Properties Inc.	63	5,955
Brandywine Realty Trust	68	810
Brixmor Property Group Inc.	120	1,986
Brookfield Property REIT Inc., Class A	16	239
Camden Property Trust	38	3,797
CoreSite Realty Corp.	17	2,130
Corporate Office Properties Trust	45	1,174
Cousins Properties Inc.	60	2,010
Crown Castle International Corp.	169	26,903
CubeSmart	78	2,622
CyrusOne Inc.	49	3,584
Douglas Emmett Inc.	67	1,955
Duke Realty Corp.	149	5,956
Empire State Realty Trust Inc., Class A	56	522
EPR Properties	30	975
Equity Commonwealth	47	1,282
Equity LifeStyle Properties Inc.	70	4,435
Equity Residential	149	8,833
Essex Property Trust Inc.	27	6,410
Extra Space Storage Inc.	51	5,909
Federal Realty Investment Trust	30	2,554
First Industrial Realty Trust Inc.	52	2,191
Gaming and Leisure Properties Inc.	88	3,731
Healthcare Trust of America Inc., Class A	88	2,424
Healthpeak Properties Inc.	219	6,620
Highwoods Properties Inc.	41	1,625
Host Hotels & Resorts Inc.	284	4,155
Hudson Pacific Properties Inc.	61	1,465
Invitation Homes Inc.	228	6,772
JBG SMITH Properties	49	1,532
Kilroy Realty Corp.	46	2,640
Kimco Realty Corp.	168	2,522
Lamar Advertising Co., Class A	34	2,829
Life Storage Inc.	20	2,388
Medical Properties Trust Inc.	216	4,707
Mid-America Apartment Communities Inc.	47	5,954
National Retail Properties Inc.	70	2,864
Omega Healthcare Investors Inc.	91	3,305
Outfront Media Inc.	58	1,134
Paramount Group Inc.	77	696
Park Hotels & Resorts Inc.	95	1,629
Public Storage	62	14,318
Realty Income Corp.	143	8,890
Regency Centers Corp.	68	3,100
Rexford Industrial Realty Inc.	50	2,456
Simon Property Group Inc.	131	11,172
SL Green Realty Corp.	29	1,728
Spirit Realty Capital Inc.	44	1,767
STORE Capital Corp.	98	3,330
Sun Communities Inc.	43	6,534
UDR Inc.	119	4,573
Ventas Inc.	151	7,405
VEREIT Inc.	88	3,326

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties Inc.	217	$5,533
Vornado Realty Trust	71	2,651
Weingarten Realty Investors	49	1,062

		257,406

Food & Staples Retailing — 0.6%
Albertsons Companies Inc., Class A(a)(b)	20	352
Casey’s General Stores Inc.	15	2,679
Grocery Outlet Holding Corp.(a)(b)	29	1,138
Kroger Co. (The)	315	10,004
Sprouts Farmers Market Inc.(a)(b)	47	945
U.S. Foods Holding Corp.(a)(b)	89	2,965

		18,083

Food Products — 1.1%
Campbell Soup Co.	79	3,820
Conagra Brands Inc.	198	7,179
Flowers Foods Inc.	79	1,788
Hormel Foods Corp.	113	5,267
JM Smucker Co. (The)	45	5,202
Post Holdings Inc.(a)(b)	26	2,626
Tyson Foods Inc., Class A	116	7,475

		33,357

Gas Utilities — 0.2%
Atmos Energy Corp.	51	4,867
National Fuel Gas Co.	35	1,439

		6,306

Health Care Providers & Services — 10.1%
Amedisys Inc.(a)(b)	13	3,813
AmerisourceBergen Corp.	59	5,768
Anthem Inc.	101	32,430
Cardinal Health Inc.	118	6,320
Centene Corp.(a)	234	14,047
Chemed Corp.	7	3,728
Cigna Corp.(b)	145	30,186
CVS Health Corp.	532	36,336
DaVita Inc.(a)(b)	31	3,639
Encompass Health Corp.	40	3,308
Guardant Health Inc.(a)	34	4,382
Humana Inc.	53	21,744
Molina Healthcare Inc.(a)(b)	23	4,892
Oak Street Health Inc.(a)(b)	9	551
Premier Inc., Class A	49	1,720
Quest Diagnostics Inc.	54	6,435
UnitedHealth Group Inc.	385	135,012
Universal Health Services Inc., Class B	30	4,125

		318,436

Health Care Technology — 0.4%
Cerner Corp.	123	9,653
Change Healthcare Inc.(a)	98	1,828

		11,481

Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill Inc.(a)	12	16,641
Choice Hotels International Inc.(b)	14	1,494
Darden Restaurants Inc.	53	6,313
Extended Stay America Inc.	72	1,066
Planet Fitness Inc., Class A(a)	33	2,562
Six Flags Entertainment Corp.	31	1,057
Wendy’s Co. (The)	73	1,600

		30,733

Security	Shares	Value

Household Durables — 0.9%
DR Horton Inc.	134	$9,235
Lennar Corp., Class A	110	8,386
Lennar Corp., Class B	6	367
NVR Inc.(a)	1	4,080
PulteGroup Inc.	108	4,657
Toll Brothers Inc.	47	2,043

		28,768

Household Products — 0.0%
Reynolds Consumer Products Inc.	20	601

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	198	3,893

Insurance — 3.7%
Allstate Corp. (The)	123	13,521
American Financial Group Inc./OH	29	2,541
American National Group Inc.	3	288
Athene Holding Ltd., Class A(a)(b)	46	1,984
Brighthouse Financial Inc.(a)	36	1,303
Brown & Brown Inc.	95	4,504
Cincinnati Financial Corp.	60	5,242
CNA Financial Corp.	11	429
Erie Indemnity Co., Class A, NVS	11	2,702
Fidelity National Financial Inc.	111	4,339
First American Financial Corp.	44	2,272
Globe Life Inc.	42	3,988
GoHealth Inc., Class A(a)(b)	18	246
Hanover Insurance Group Inc. (The)	15	1,754
Hartford Financial Services Group Inc. (The)	145	7,102
Kemper Corp.	25	1,921
Lemonade Inc.(a)(b)	4	490
Lincoln National Corp.	78	3,924
Loews Corp.	95	4,277
Mercury General Corp.	11	574
Old Republic International Corp.	115	2,267
Principal Financial Group Inc.	110	5,457
Progressive Corp. (The)	238	23,534
Travelers Companies Inc. (The)	103	14,458
Unum Group	82	1,881
White Mountains Insurance Group Ltd.(b)	2	2,001
WR Berkley Corp.	56	3,720

		116,719

Interactive Media & Services — 0.3%
Zillow Group Inc., Class A(a)	24	3,263
Zillow Group Inc., Class C, NVS(a)(b)	59	7,658

		10,921

Internet & Direct Marketing Retail — 0.3%
Grubhub Inc.(a)(b)	37	2,748
Wayfair Inc., Class A(a)(b)	29	6,549

		9,297

IT Services — 3.3%
Black Knight Inc.(a)(b)	61	5,389
Booz Allen Hamilton Holding Corp.	55	4,795
Broadridge Financial Solutions Inc.	47	7,200
CACI International Inc., Class A(a)	10	2,493
Fiserv Inc.(a)(b)	234	26,643
Jack Henry & Associates Inc.	31	5,022
Leidos Holdings Inc.	54	5,677
Paychex Inc.	130	12,113
Science Applications International Corp.	23	2,177

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Square Inc., Class A(a)(b)	151	$32,864
Switch Inc., Class A	31	508

		104,881

Leisure Products — 0.5%
Peloton Interactive Inc., Class A(a)(b)	103	15,627

Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp.(a)(b)	31	1,833

Machinery — 0.0%
Trinity Industries Inc.	36	950

Marine — 0.0%
Kirby Corp.(a)(b)	24	1,244

Media — 2.1%
Altice USA Inc., Class A(a)(b)	119	4,507
Cable One Inc.(b)	3	6,683
Charter Communications Inc., Class A(a)(b)	59	39,031
DISH Network Corp., Class A(a)(b)	99	3,202
Fox Corp., Class A, NVS	135	3,931
Fox Corp., Class B(a)	64	1,848
New York Times Co. (The), Class A	66	3,417
Nexstar Media Group Inc., Class A	17	1,856
Sirius XM Holdings Inc.	465	2,962

		67,437

Metals & Mining — 0.4%
Nucor Corp.	122	6,489
Reliance Steel & Aluminum Co.	26	3,114
Steel Dynamics Inc.	81	2,986

		12,589

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	221	3,448
Annaly Capital Management Inc.	570	4,816
New Residential Investment Corp.	168	1,670
Starwood Property Trust Inc.	111	2,142

		12,076

Multi-Utilities — 3.0%
Ameren Corp.	100	7,806
CenterPoint Energy Inc.	205	4,436
CMS Energy Corp.	116	7,077
Consolidated Edison Inc.	136	9,829
Dominion Energy Inc.	332	24,966
DTE Energy Co.	78	9,470
MDU Resources Group Inc.	81	2,134
NiSource Inc.	155	3,556
Public Service Enterprise Group Inc.	205	11,951
WEC Energy Group Inc.	128	11,780

		93,005

Multiline Retail — 2.3%
Dollar General Corp.	103	21,661
Dollar Tree Inc.(a)(b)	95	10,264
Kohl’s Corp.	64	2,604
Nordstrom Inc.	44	1,373
Ollie’s Bargain Outlet Holdings Inc.(a)	22	1,799
Target Corp.	204	36,012

		73,713

Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	113	871
Cabot Oil & Gas Corp.	159	2,588

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	41	$1,538
Concho Resources Inc.	79	4,610
Continental Resources Inc./OK	30	489
Devon Energy Corp.	155	2,451
Diamondback Energy Inc.	64	3,098
EOG Resources Inc.	237	11,819
EQT Corp.	112	1,423
Equitrans Midstream Corp.	166	1,335
HollyFrontier Corp.	61	1,577
Kinder Morgan Inc./DE	791	10,813
Marathon Oil Corp.	320	2,134
Marathon Petroleum Corp.	263	10,878
ONEOK Inc.	180	6,908
Parsley Energy Inc., Class A	122	1,732
Pioneer Natural Resources Co.	67	7,631
Targa Resources Corp.	92	2,427
Williams Companies Inc. (The)	494	9,905
WPX Energy Inc.(a)(b)	163	1,328

		85,555

Pharmaceuticals — 0.4%
Horizon Therapeutics PLC(a)(b)	79	5,779
Jazz Pharmaceuticals PLC(a)(b)	22	3,631
Reata Pharmaceuticals Inc., Class A(a)(b)	10	1,236
Royalty Pharma PLC, Class A	43	2,152

		12,798

Professional Services — 0.6%
CoreLogic Inc.	31	2,397
CoStar Group Inc.(a)(b)	16	14,788
Dun & Bradstreet Holdings Inc.(a)(b)	32	797

		17,982

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)(a)(b)	16	1,263

Road & Rail — 4.3%
AMERCO	4	1,816
CSX Corp.	311	28,223
JB Hunt Transport Services Inc.	34	4,646
Knight-Swift Transportation Holdings Inc.	50	2,091
Landstar System Inc.	15	2,020
Lyft Inc., Class A(a)(b)	100	4,913
Norfolk Southern Corp.	105	24,949
Old Dominion Freight Line Inc.	40	7,807
Schneider National Inc., Class B	24	497
Union Pacific Corp.	277	57,677

		134,639

Software — 3.3%
2U Inc.(a)(b)	28	1,120
Avalara Inc.(a)	34	5,606
Bill.Com Holdings Inc.(a)(b)	30	4,095
Duck Creek Technologies Inc.(a)(b)	9	390
Five9 Inc.(a)	25	4,360
Intuit Inc.	103	39,124
nCino Inc.(a)(b)	6	434
Paycom Software Inc.(a)	20	9,045
Paylocity Holding Corp.(a)(b)	16	3,295
RealPage Inc.(a)(b)	36	3,141
RingCentral Inc., Class A(a)(b)	32	12,127
Trade Desk Inc. (The), Class A(a)	17	13,617

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)(b)	17	$7,421

		103,775

Specialty Retail — 8.6%
Advance Auto Parts Inc.	27	4,253
AutoNation Inc.(a)(b)	23	1,605
AutoZone Inc.(a)(b)	10	11,854
Best Buy Co. Inc.	93	9,280
Burlington Stores Inc.(a)(b)	27	7,062
CarMax Inc.(a)(b)	66	6,234
Carvana Co.(a)(b)	23	5,509
Dick’s Sporting Goods Inc.	25	1,405
Five Below Inc.(a)	22	3,850
Floor & Decor Holdings Inc., Class A(a)	38	3,528
Home Depot Inc. (The)	438	116,342
L Brands Inc.	93	3,459
Lowe’s Companies Inc.	308	49,437
O’Reilly Automotive Inc.(a)	29	13,125
Ross Stores Inc.	142	17,439
Tractor Supply Co.	47	6,607
Ulta Beauty Inc.(a)(b)	22	6,318
Vroom Inc.(a)(b)	10	410
Williams-Sonoma Inc.	31	3,157

		270,874

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	18	1,693

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	138	1,732
New York Community Bancorp. Inc.	183	1,931
Rocket Companies Inc., Class A(a)(b)	47	950
TFS Financial Corp.	20	353

		4,966

Tobacco — 1.0%
Altria Group Inc.	757	31,037

Trading Companies & Distributors — 0.7%
Fastenal Co.	233	11,377
MSC Industrial Direct Co. Inc., Class A	18	1,519

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	30	$6,957
Watsco Inc.	14	3,172

		23,025

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	30	1,127

Water Utilities — 0.5%
American Water Works Co. Inc.	74	11,357
Essential Utilities Inc.	99	4,682

		16,039

Wireless Telecommunication Services — 1.0%
Telephone and Data Systems Inc.	40	743
T-Mobile U.S. Inc.(a)(b)	224	30,206
U.S. Cellular Corp.(a)	6	184

		31,133

Total Common Stocks — 99.8% (Cost: $2,954,626)		3,150,351

Short-Term Investments

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	473,998	474,283

Total Short-Term Investments — 15.0% (Cost: $474,283)		474,283

Total Investments in Securities — 114.8% (Cost: $3,428,909)		3,624,634

Other Assets, Less Liabilities — (14.8)%		(468,030)

Net Assets — 100.0%		$3,156,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$474,283	(a)	$—	$—	$—	$474,283	473,998	$2,287	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,150,351	$—	$—	$3,150,351
Money Market Funds	474,283	—	—	474,283

	$3,624,634	$—	$—	$3,624,634

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6